Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MFS SERIES TRUST V
Entity Central Index Key	0000200489
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000006520 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International New Discovery Fund
Class Name	Class A
Trading Symbol	MIDAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$61	1.28%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.28%
Net Assets	$ 5,923,738,558
Holdings Count | Holding	345
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	5,923,738,558	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	345
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Issuer country weightings
Japan	27.6%
United Kingdom	11.0%
Australia	5.8%
Germany	4.9%
India	4.3%
France	4.2%
Taiwan	4.0%
Canada	3.8%
China	3.8%
Other Countries	30.6%
Top ten holdings
Dollarama, Inc.	1.5%
OBIC Co. Ltd.	1.3%
Symrise AG	1.2%
Agnico Eagle Mines Ltd.	1.2%
NS Solutions Corp.	1.1%
Breedon Group PLC	1.0%
Cellnex Telecom S.A.	1.0%
GEA Group AG	0.9%
Cranswick PLC	0.9%
Sodexo	0.8%

Largest Holdings [Text Block]
Top ten holdings
Dollarama, Inc.	1.5%
OBIC Co. Ltd.	1.3%
Symrise AG	1.2%
Agnico Eagle Mines Ltd.	1.2%
NS Solutions Corp.	1.1%
Breedon Group PLC	1.0%
Cellnex Telecom S.A.	1.0%
GEA Group AG	0.9%
Cranswick PLC	0.9%
Sodexo	0.8%

C000006525 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International New Discovery Fund
Class Name	Class B
Trading Symbol	MIDBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$97	2.03%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	2.03%
Net Assets	$ 5,923,738,558
Holdings Count | Holding	345
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	5,923,738,558	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	345
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Issuer country weightings
Japan	27.6%
United Kingdom	11.0%
Australia	5.8%
Germany	4.9%
India	4.3%
France	4.2%
Taiwan	4.0%
Canada	3.8%
China	3.8%
Other Countries	30.6%
Top ten holdings
Dollarama, Inc.	1.5%
OBIC Co. Ltd.	1.3%
Symrise AG	1.2%
Agnico Eagle Mines Ltd.	1.2%
NS Solutions Corp.	1.1%
Breedon Group PLC	1.0%
Cellnex Telecom S.A.	1.0%
GEA Group AG	0.9%
Cranswick PLC	0.9%
Sodexo	0.8%

Largest Holdings [Text Block]
Top ten holdings
Dollarama, Inc.	1.5%
OBIC Co. Ltd.	1.3%
Symrise AG	1.2%
Agnico Eagle Mines Ltd.	1.2%
NS Solutions Corp.	1.1%
Breedon Group PLC	1.0%
Cellnex Telecom S.A.	1.0%
GEA Group AG	0.9%
Cranswick PLC	0.9%
Sodexo	0.8%

C000006526 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International New Discovery Fund
Class Name	Class C
Trading Symbol	MIDCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$97	2.03%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	2.03%
Net Assets	$ 5,923,738,558
Holdings Count | Holding	345
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	5,923,738,558	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	345
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Issuer country weightings
Japan	27.6%
United Kingdom	11.0%
Australia	5.8%
Germany	4.9%
India	4.3%
France	4.2%
Taiwan	4.0%
Canada	3.8%
China	3.8%
Other Countries	30.6%
Top ten holdings
Dollarama, Inc.	1.5%
OBIC Co. Ltd.	1.3%
Symrise AG	1.2%
Agnico Eagle Mines Ltd.	1.2%
NS Solutions Corp.	1.1%
Breedon Group PLC	1.0%
Cellnex Telecom S.A.	1.0%
GEA Group AG	0.9%
Cranswick PLC	0.9%
Sodexo	0.8%

Largest Holdings [Text Block]
Top ten holdings
Dollarama, Inc.	1.5%
OBIC Co. Ltd.	1.3%
Symrise AG	1.2%
Agnico Eagle Mines Ltd.	1.2%
NS Solutions Corp.	1.1%
Breedon Group PLC	1.0%
Cellnex Telecom S.A.	1.0%
GEA Group AG	0.9%
Cranswick PLC	0.9%
Sodexo	0.8%

C000006527 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International New Discovery Fund
Class Name	Class I
Trading Symbol	MWNIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$49	1.03%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.03%
Net Assets	$ 5,923,738,558
Holdings Count | Holding	345
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	5,923,738,558	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	345
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Issuer country weightings
Japan	27.6%
United Kingdom	11.0%
Australia	5.8%
Germany	4.9%
India	4.3%
France	4.2%
Taiwan	4.0%
Canada	3.8%
China	3.8%
Other Countries	30.6%
Top ten holdings
Dollarama, Inc.	1.5%
OBIC Co. Ltd.	1.3%
Symrise AG	1.2%
Agnico Eagle Mines Ltd.	1.2%
NS Solutions Corp.	1.1%
Breedon Group PLC	1.0%
Cellnex Telecom S.A.	1.0%
GEA Group AG	0.9%
Cranswick PLC	0.9%
Sodexo	0.8%

Largest Holdings [Text Block]
Top ten holdings
Dollarama, Inc.	1.5%
OBIC Co. Ltd.	1.3%
Symrise AG	1.2%
Agnico Eagle Mines Ltd.	1.2%
NS Solutions Corp.	1.1%
Breedon Group PLC	1.0%
Cellnex Telecom S.A.	1.0%
GEA Group AG	0.9%
Cranswick PLC	0.9%
Sodexo	0.8%

C000006529 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International New Discovery Fund
Class Name	Class R1
Trading Symbol	MIDGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$97	2.03%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	2.03%
Net Assets	$ 5,923,738,558
Holdings Count | Holding	345
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	5,923,738,558	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	345
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Issuer country weightings
Japan	27.6%
United Kingdom	11.0%
Australia	5.8%
Germany	4.9%
India	4.3%
France	4.2%
Taiwan	4.0%
Canada	3.8%
China	3.8%
Other Countries	30.6%
Top ten holdings
Dollarama, Inc.	1.5%
OBIC Co. Ltd.	1.3%
Symrise AG	1.2%
Agnico Eagle Mines Ltd.	1.2%
NS Solutions Corp.	1.1%
Breedon Group PLC	1.0%
Cellnex Telecom S.A.	1.0%
GEA Group AG	0.9%
Cranswick PLC	0.9%
Sodexo	0.8%

Largest Holdings [Text Block]
Top ten holdings
Dollarama, Inc.	1.5%
OBIC Co. Ltd.	1.3%
Symrise AG	1.2%
Agnico Eagle Mines Ltd.	1.2%
NS Solutions Corp.	1.1%
Breedon Group PLC	1.0%
Cellnex Telecom S.A.	1.0%
GEA Group AG	0.9%
Cranswick PLC	0.9%
Sodexo	0.8%

C000006531 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International New Discovery Fund
Class Name	Class R2
Trading Symbol	MIDRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$73	1.53%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.53%
Net Assets	$ 5,923,738,558
Holdings Count | Holding	345
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	5,923,738,558	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	345
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Issuer country weightings
Japan	27.6%
United Kingdom	11.0%
Australia	5.8%
Germany	4.9%
India	4.3%
France	4.2%
Taiwan	4.0%
Canada	3.8%
China	3.8%
Other Countries	30.6%
Top ten holdings
Dollarama, Inc.	1.5%
OBIC Co. Ltd.	1.3%
Symrise AG	1.2%
Agnico Eagle Mines Ltd.	1.2%
NS Solutions Corp.	1.1%
Breedon Group PLC	1.0%
Cellnex Telecom S.A.	1.0%
GEA Group AG	0.9%
Cranswick PLC	0.9%
Sodexo	0.8%

Largest Holdings [Text Block]
Top ten holdings
Dollarama, Inc.	1.5%
OBIC Co. Ltd.	1.3%
Symrise AG	1.2%
Agnico Eagle Mines Ltd.	1.2%
NS Solutions Corp.	1.1%
Breedon Group PLC	1.0%
Cellnex Telecom S.A.	1.0%
GEA Group AG	0.9%
Cranswick PLC	0.9%
Sodexo	0.8%

C000006532 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International New Discovery Fund
Class Name	Class R3
Trading Symbol	MIDHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$61	1.28%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.28%
Net Assets	$ 5,923,738,558
Holdings Count | Holding	345
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	5,923,738,558	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	345
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Issuer country weightings
Japan	27.6%
United Kingdom	11.0%
Australia	5.8%
Germany	4.9%
India	4.3%
France	4.2%
Taiwan	4.0%
Canada	3.8%
China	3.8%
Other Countries	30.6%
Top ten holdings
Dollarama, Inc.	1.5%
OBIC Co. Ltd.	1.3%
Symrise AG	1.2%
Agnico Eagle Mines Ltd.	1.2%
NS Solutions Corp.	1.1%
Breedon Group PLC	1.0%
Cellnex Telecom S.A.	1.0%
GEA Group AG	0.9%
Cranswick PLC	0.9%
Sodexo	0.8%

Largest Holdings [Text Block]
Top ten holdings
Dollarama, Inc.	1.5%
OBIC Co. Ltd.	1.3%
Symrise AG	1.2%
Agnico Eagle Mines Ltd.	1.2%
NS Solutions Corp.	1.1%
Breedon Group PLC	1.0%
Cellnex Telecom S.A.	1.0%
GEA Group AG	0.9%
Cranswick PLC	0.9%
Sodexo	0.8%

C000006521 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International New Discovery Fund
Class Name	Class R4
Trading Symbol	MIDJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$49	1.03%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.03%
Net Assets	$ 5,923,738,558
Holdings Count | Holding	345
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	5,923,738,558	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	345
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Issuer country weightings
Japan	27.6%
United Kingdom	11.0%
Australia	5.8%
Germany	4.9%
India	4.3%
France	4.2%
Taiwan	4.0%
Canada	3.8%
China	3.8%
Other Countries	30.6%
Top ten holdings
Dollarama, Inc.	1.5%
OBIC Co. Ltd.	1.3%
Symrise AG	1.2%
Agnico Eagle Mines Ltd.	1.2%
NS Solutions Corp.	1.1%
Breedon Group PLC	1.0%
Cellnex Telecom S.A.	1.0%
GEA Group AG	0.9%
Cranswick PLC	0.9%
Sodexo	0.8%

Largest Holdings [Text Block]
Top ten holdings
Dollarama, Inc.	1.5%
OBIC Co. Ltd.	1.3%
Symrise AG	1.2%
Agnico Eagle Mines Ltd.	1.2%
NS Solutions Corp.	1.1%
Breedon Group PLC	1.0%
Cellnex Telecom S.A.	1.0%
GEA Group AG	0.9%
Cranswick PLC	0.9%
Sodexo	0.8%

C000116933 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International New Discovery Fund
Class Name	Class R6
Trading Symbol	MIDLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International New Discovery Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$44	0.91%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.91%
Net Assets	$ 5,923,738,558
Holdings Count | Holding	345
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	5,923,738,558	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	345
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Issuer country weightings
Japan	27.6%
United Kingdom	11.0%
Australia	5.8%
Germany	4.9%
India	4.3%
France	4.2%
Taiwan	4.0%
Canada	3.8%
China	3.8%
Other Countries	30.6%
Top ten holdings
Dollarama, Inc.	1.5%
OBIC Co. Ltd.	1.3%
Symrise AG	1.2%
Agnico Eagle Mines Ltd.	1.2%
NS Solutions Corp.	1.1%
Breedon Group PLC	1.0%
Cellnex Telecom S.A.	1.0%
GEA Group AG	0.9%
Cranswick PLC	0.9%
Sodexo	0.8%

Largest Holdings [Text Block]
Top ten holdings
Dollarama, Inc.	1.5%
OBIC Co. Ltd.	1.3%
Symrise AG	1.2%
Agnico Eagle Mines Ltd.	1.2%
NS Solutions Corp.	1.1%
Breedon Group PLC	1.0%
Cellnex Telecom S.A.	1.0%
GEA Group AG	0.9%
Cranswick PLC	0.9%
Sodexo	0.8%

C000006533 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research Fund
Class Name	Class A
Trading Symbol	MFRFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Research Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$37	0.76%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.76%
Net Assets	$ 7,441,358,927
Holdings Count | Holding	107
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	7,441,358,927	Portfolio Turnover Rate (%):	16
Total Number of Holdings:	107
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Global equity sectors
Technology	30.3%
Financial Services	14.5%
Capital Goods	12.6%
Health Care	11.9%
Consumer Cyclicals	10.4%
Communication Services	9.5%
Energy	6.4%
Consumer Staples	4.0%
Top ten holdings
Microsoft Corp.	7.4%
Amazon.com, Inc.	4.7%
NVIDIA Corp.	4.5%
Meta Platforms, Inc., "A"	4.1%
Apple, Inc.	3.9%
Visa, Inc., "A"	3.5%
Alphabet, Inc., "A"	2.9%
JPMorgan Chase & Co.	2.5%
Salesforce, Inc.	1.5%
Johnson & Johnson	1.5%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	7.4%
Amazon.com, Inc.	4.7%
NVIDIA Corp.	4.5%
Meta Platforms, Inc., "A"	4.1%
Apple, Inc.	3.9%
Visa, Inc., "A"	3.5%
Alphabet, Inc., "A"	2.9%
JPMorgan Chase & Co.	2.5%
Salesforce, Inc.	1.5%
Johnson & Johnson	1.5%

C000006538 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research Fund
Class Name	Class B
Trading Symbol	MFRBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Research Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$73	1.50%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.50%
Net Assets	$ 7,441,358,927
Holdings Count | Holding	107
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	7,441,358,927	Portfolio Turnover Rate (%):	16
Total Number of Holdings:	107
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Global equity sectors
Technology	30.3%
Financial Services	14.5%
Capital Goods	12.6%
Health Care	11.9%
Consumer Cyclicals	10.4%
Communication Services	9.5%
Energy	6.4%
Consumer Staples	4.0%
Top ten holdings
Microsoft Corp.	7.4%
Amazon.com, Inc.	4.7%
NVIDIA Corp.	4.5%
Meta Platforms, Inc., "A"	4.1%
Apple, Inc.	3.9%
Visa, Inc., "A"	3.5%
Alphabet, Inc., "A"	2.9%
JPMorgan Chase & Co.	2.5%
Salesforce, Inc.	1.5%
Johnson & Johnson	1.5%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	7.4%
Amazon.com, Inc.	4.7%
NVIDIA Corp.	4.5%
Meta Platforms, Inc., "A"	4.1%
Apple, Inc.	3.9%
Visa, Inc., "A"	3.5%
Alphabet, Inc., "A"	2.9%
JPMorgan Chase & Co.	2.5%
Salesforce, Inc.	1.5%
Johnson & Johnson	1.5%

C000006539 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research Fund
Class Name	Class C
Trading Symbol	MFRCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Research Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$74	1.51%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.51%
Net Assets	$ 7,441,358,927
Holdings Count | Holding	107
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	7,441,358,927	Portfolio Turnover Rate (%):	16
Total Number of Holdings:	107
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Global equity sectors
Technology	30.3%
Financial Services	14.5%
Capital Goods	12.6%
Health Care	11.9%
Consumer Cyclicals	10.4%
Communication Services	9.5%
Energy	6.4%
Consumer Staples	4.0%
Top ten holdings
Microsoft Corp.	7.4%
Amazon.com, Inc.	4.7%
NVIDIA Corp.	4.5%
Meta Platforms, Inc., "A"	4.1%
Apple, Inc.	3.9%
Visa, Inc., "A"	3.5%
Alphabet, Inc., "A"	2.9%
JPMorgan Chase & Co.	2.5%
Salesforce, Inc.	1.5%
Johnson & Johnson	1.5%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	7.4%
Amazon.com, Inc.	4.7%
NVIDIA Corp.	4.5%
Meta Platforms, Inc., "A"	4.1%
Apple, Inc.	3.9%
Visa, Inc., "A"	3.5%
Alphabet, Inc., "A"	2.9%
JPMorgan Chase & Co.	2.5%
Salesforce, Inc.	1.5%
Johnson & Johnson	1.5%

C000006540 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research Fund
Class Name	Class I
Trading Symbol	MRFIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Research Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$25	0.51%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%
Net Assets	$ 7,441,358,927
Holdings Count | Holding	107
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	7,441,358,927	Portfolio Turnover Rate (%):	16
Total Number of Holdings:	107
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Global equity sectors
Technology	30.3%
Financial Services	14.5%
Capital Goods	12.6%
Health Care	11.9%
Consumer Cyclicals	10.4%
Communication Services	9.5%
Energy	6.4%
Consumer Staples	4.0%
Top ten holdings
Microsoft Corp.	7.4%
Amazon.com, Inc.	4.7%
NVIDIA Corp.	4.5%
Meta Platforms, Inc., "A"	4.1%
Apple, Inc.	3.9%
Visa, Inc., "A"	3.5%
Alphabet, Inc., "A"	2.9%
JPMorgan Chase & Co.	2.5%
Salesforce, Inc.	1.5%
Johnson & Johnson	1.5%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	7.4%
Amazon.com, Inc.	4.7%
NVIDIA Corp.	4.5%
Meta Platforms, Inc., "A"	4.1%
Apple, Inc.	3.9%
Visa, Inc., "A"	3.5%
Alphabet, Inc., "A"	2.9%
JPMorgan Chase & Co.	2.5%
Salesforce, Inc.	1.5%
Johnson & Johnson	1.5%

C000006542 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research Fund
Class Name	Class R1
Trading Symbol	MFRLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Research Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$73	1.50%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.50%
Net Assets	$ 7,441,358,927
Holdings Count | Holding	107
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	7,441,358,927	Portfolio Turnover Rate (%):	16
Total Number of Holdings:	107
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Global equity sectors
Technology	30.3%
Financial Services	14.5%
Capital Goods	12.6%
Health Care	11.9%
Consumer Cyclicals	10.4%
Communication Services	9.5%
Energy	6.4%
Consumer Staples	4.0%
Top ten holdings
Microsoft Corp.	7.4%
Amazon.com, Inc.	4.7%
NVIDIA Corp.	4.5%
Meta Platforms, Inc., "A"	4.1%
Apple, Inc.	3.9%
Visa, Inc., "A"	3.5%
Alphabet, Inc., "A"	2.9%
JPMorgan Chase & Co.	2.5%
Salesforce, Inc.	1.5%
Johnson & Johnson	1.5%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	7.4%
Amazon.com, Inc.	4.7%
NVIDIA Corp.	4.5%
Meta Platforms, Inc., "A"	4.1%
Apple, Inc.	3.9%
Visa, Inc., "A"	3.5%
Alphabet, Inc., "A"	2.9%
JPMorgan Chase & Co.	2.5%
Salesforce, Inc.	1.5%
Johnson & Johnson	1.5%

C000006544 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research Fund
Class Name	Class R2
Trading Symbol	MSRRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Research Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$49	1.01%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.01%
Net Assets	$ 7,441,358,927
Holdings Count | Holding	107
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	7,441,358,927	Portfolio Turnover Rate (%):	16
Total Number of Holdings:	107
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Global equity sectors
Technology	30.3%
Financial Services	14.5%
Capital Goods	12.6%
Health Care	11.9%
Consumer Cyclicals	10.4%
Communication Services	9.5%
Energy	6.4%
Consumer Staples	4.0%
Top ten holdings
Microsoft Corp.	7.4%
Amazon.com, Inc.	4.7%
NVIDIA Corp.	4.5%
Meta Platforms, Inc., "A"	4.1%
Apple, Inc.	3.9%
Visa, Inc., "A"	3.5%
Alphabet, Inc., "A"	2.9%
JPMorgan Chase & Co.	2.5%
Salesforce, Inc.	1.5%
Johnson & Johnson	1.5%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	7.4%
Amazon.com, Inc.	4.7%
NVIDIA Corp.	4.5%
Meta Platforms, Inc., "A"	4.1%
Apple, Inc.	3.9%
Visa, Inc., "A"	3.5%
Alphabet, Inc., "A"	2.9%
JPMorgan Chase & Co.	2.5%
Salesforce, Inc.	1.5%
Johnson & Johnson	1.5%

C000006545 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research Fund
Class Name	Class R3
Trading Symbol	MFRHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Research Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$37	0.76%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.76%
Net Assets	$ 7,441,358,927
Holdings Count | Holding	107
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	7,441,358,927	Portfolio Turnover Rate (%):	16
Total Number of Holdings:	107
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Global equity sectors
Technology	30.3%
Financial Services	14.5%
Capital Goods	12.6%
Health Care	11.9%
Consumer Cyclicals	10.4%
Communication Services	9.5%
Energy	6.4%
Consumer Staples	4.0%
Top ten holdings
Microsoft Corp.	7.4%
Amazon.com, Inc.	4.7%
NVIDIA Corp.	4.5%
Meta Platforms, Inc., "A"	4.1%
Apple, Inc.	3.9%
Visa, Inc., "A"	3.5%
Alphabet, Inc., "A"	2.9%
JPMorgan Chase & Co.	2.5%
Salesforce, Inc.	1.5%
Johnson & Johnson	1.5%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	7.4%
Amazon.com, Inc.	4.7%
NVIDIA Corp.	4.5%
Meta Platforms, Inc., "A"	4.1%
Apple, Inc.	3.9%
Visa, Inc., "A"	3.5%
Alphabet, Inc., "A"	2.9%
JPMorgan Chase & Co.	2.5%
Salesforce, Inc.	1.5%
Johnson & Johnson	1.5%

C000006534 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research Fund
Class Name	Class R4
Trading Symbol	MFRJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Research Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$25	0.51%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%
Net Assets	$ 7,441,358,927
Holdings Count | Holding	107
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	7,441,358,927	Portfolio Turnover Rate (%):	16
Total Number of Holdings:	107
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Global equity sectors
Technology	30.3%
Financial Services	14.5%
Capital Goods	12.6%
Health Care	11.9%
Consumer Cyclicals	10.4%
Communication Services	9.5%
Energy	6.4%
Consumer Staples	4.0%
Top ten holdings
Microsoft Corp.	7.4%
Amazon.com, Inc.	4.7%
NVIDIA Corp.	4.5%
Meta Platforms, Inc., "A"	4.1%
Apple, Inc.	3.9%
Visa, Inc., "A"	3.5%
Alphabet, Inc., "A"	2.9%
JPMorgan Chase & Co.	2.5%
Salesforce, Inc.	1.5%
Johnson & Johnson	1.5%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	7.4%
Amazon.com, Inc.	4.7%
NVIDIA Corp.	4.5%
Meta Platforms, Inc., "A"	4.1%
Apple, Inc.	3.9%
Visa, Inc., "A"	3.5%
Alphabet, Inc., "A"	2.9%
JPMorgan Chase & Co.	2.5%
Salesforce, Inc.	1.5%
Johnson & Johnson	1.5%

C000034431 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research Fund
Class Name	Class R6
Trading Symbol	MFRKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Research Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
Net Assets	$ 7,441,358,927
Holdings Count | Holding	107
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	7,441,358,927	Portfolio Turnover Rate (%):	16
Total Number of Holdings:	107
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Global equity sectors
Technology	30.3%
Financial Services	14.5%
Capital Goods	12.6%
Health Care	11.9%
Consumer Cyclicals	10.4%
Communication Services	9.5%
Energy	6.4%
Consumer Staples	4.0%
Top ten holdings
Microsoft Corp.	7.4%
Amazon.com, Inc.	4.7%
NVIDIA Corp.	4.5%
Meta Platforms, Inc., "A"	4.1%
Apple, Inc.	3.9%
Visa, Inc., "A"	3.5%
Alphabet, Inc., "A"	2.9%
JPMorgan Chase & Co.	2.5%
Salesforce, Inc.	1.5%
Johnson & Johnson	1.5%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	7.4%
Amazon.com, Inc.	4.7%
NVIDIA Corp.	4.5%
Meta Platforms, Inc., "A"	4.1%
Apple, Inc.	3.9%
Visa, Inc., "A"	3.5%
Alphabet, Inc., "A"	2.9%
JPMorgan Chase & Co.	2.5%
Salesforce, Inc.	1.5%
Johnson & Johnson	1.5%

C000006546 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Fund
Class Name	Class A
Trading Symbol	MSFRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$36	0.72%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
Net Assets	$ 7,739,128,897
Holdings Count | Holding	986
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	7,739,128,897	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	986
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	60.1%
Fixed Income	38.9%
Money Market Funds	1.0%
Equity sectors
Financials	16.0%
Health Care	10.7%
Industrials	7.9%
Consumer Staples	5.1%
Energy	4.4%
Information Technology	4.1%
Communication Services	4.1%
Utilities	3.3%
Consumer Discretionary	2.4%
Materials	2.1%
Composition including fixed income credit quality
AAA	4.5%
AA	1.6%
A	4.6%
BBB	7.7%
CCC	0.0%
U.S. Government	10.4%
Federal Agencies	10.1%
Not Rated	0.0%
Non-Fixed Income	60.1%
Money Market Funds	1.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006551 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Fund
Class Name	Class B
Trading Symbol	MTRBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$73	1.47%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.47%
Net Assets	$ 7,739,128,897
Holdings Count | Holding	986
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	7,739,128,897	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	986
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	60.1%
Fixed Income	38.9%
Money Market Funds	1.0%
Equity sectors
Financials	16.0%
Health Care	10.7%
Industrials	7.9%
Consumer Staples	5.1%
Energy	4.4%
Information Technology	4.1%
Communication Services	4.1%
Utilities	3.3%
Consumer Discretionary	2.4%
Materials	2.1%
Composition including fixed income credit quality
AAA	4.5%
AA	1.6%
A	4.6%
BBB	7.7%
CCC	0.0%
U.S. Government	10.4%
Federal Agencies	10.1%
Not Rated	0.0%
Non-Fixed Income	60.1%
Money Market Funds	1.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006552 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Fund
Class Name	Class C
Trading Symbol	MTRCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$73	1.47%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.47%
Net Assets	$ 7,739,128,897
Holdings Count | Holding	986
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	7,739,128,897	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	986
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	60.1%
Fixed Income	38.9%
Money Market Funds	1.0%
Equity sectors
Financials	16.0%
Health Care	10.7%
Industrials	7.9%
Consumer Staples	5.1%
Energy	4.4%
Information Technology	4.1%
Communication Services	4.1%
Utilities	3.3%
Consumer Discretionary	2.4%
Materials	2.1%
Composition including fixed income credit quality
AAA	4.5%
AA	1.6%
A	4.6%
BBB	7.7%
CCC	0.0%
U.S. Government	10.4%
Federal Agencies	10.1%
Not Rated	0.0%
Non-Fixed Income	60.1%
Money Market Funds	1.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006553 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Fund
Class Name	Class I
Trading Symbol	MTRIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Net Assets	$ 7,739,128,897
Holdings Count | Holding	986
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	7,739,128,897	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	986
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	60.1%
Fixed Income	38.9%
Money Market Funds	1.0%
Equity sectors
Financials	16.0%
Health Care	10.7%
Industrials	7.9%
Consumer Staples	5.1%
Energy	4.4%
Information Technology	4.1%
Communication Services	4.1%
Utilities	3.3%
Consumer Discretionary	2.4%
Materials	2.1%
Composition including fixed income credit quality
AAA	4.5%
AA	1.6%
A	4.6%
BBB	7.7%
CCC	0.0%
U.S. Government	10.4%
Federal Agencies	10.1%
Not Rated	0.0%
Non-Fixed Income	60.1%
Money Market Funds	1.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006555 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Fund
Class Name	Class R1
Trading Symbol	MSFFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$73	1.47%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.47%
Net Assets	$ 7,739,128,897
Holdings Count | Holding	986
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	7,739,128,897	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	986
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	60.1%
Fixed Income	38.9%
Money Market Funds	1.0%
Equity sectors
Financials	16.0%
Health Care	10.7%
Industrials	7.9%
Consumer Staples	5.1%
Energy	4.4%
Information Technology	4.1%
Communication Services	4.1%
Utilities	3.3%
Consumer Discretionary	2.4%
Materials	2.1%
Composition including fixed income credit quality
AAA	4.5%
AA	1.6%
A	4.6%
BBB	7.7%
CCC	0.0%
U.S. Government	10.4%
Federal Agencies	10.1%
Not Rated	0.0%
Non-Fixed Income	60.1%
Money Market Funds	1.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006557 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Fund
Class Name	Class R2
Trading Symbol	MTRRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$48	0.97%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.97%
Net Assets	$ 7,739,128,897
Holdings Count | Holding	986
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	7,739,128,897	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	986
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	60.1%
Fixed Income	38.9%
Money Market Funds	1.0%
Equity sectors
Financials	16.0%
Health Care	10.7%
Industrials	7.9%
Consumer Staples	5.1%
Energy	4.4%
Information Technology	4.1%
Communication Services	4.1%
Utilities	3.3%
Consumer Discretionary	2.4%
Materials	2.1%
Composition including fixed income credit quality
AAA	4.5%
AA	1.6%
A	4.6%
BBB	7.7%
CCC	0.0%
U.S. Government	10.4%
Federal Agencies	10.1%
Not Rated	0.0%
Non-Fixed Income	60.1%
Money Market Funds	1.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006558 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Fund
Class Name	Class R3
Trading Symbol	MSFHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$36	0.72%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
Net Assets	$ 7,739,128,897
Holdings Count | Holding	986
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	7,739,128,897	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	986
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	60.1%
Fixed Income	38.9%
Money Market Funds	1.0%
Equity sectors
Financials	16.0%
Health Care	10.7%
Industrials	7.9%
Consumer Staples	5.1%
Energy	4.4%
Information Technology	4.1%
Communication Services	4.1%
Utilities	3.3%
Consumer Discretionary	2.4%
Materials	2.1%
Composition including fixed income credit quality
AAA	4.5%
AA	1.6%
A	4.6%
BBB	7.7%
CCC	0.0%
U.S. Government	10.4%
Federal Agencies	10.1%
Not Rated	0.0%
Non-Fixed Income	60.1%
Money Market Funds	1.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006547 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Fund
Class Name	Class R4
Trading Symbol	MSFJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Net Assets	$ 7,739,128,897
Holdings Count | Holding	986
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	7,739,128,897	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	986
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	60.1%
Fixed Income	38.9%
Money Market Funds	1.0%
Equity sectors
Financials	16.0%
Health Care	10.7%
Industrials	7.9%
Consumer Staples	5.1%
Energy	4.4%
Information Technology	4.1%
Communication Services	4.1%
Utilities	3.3%
Consumer Discretionary	2.4%
Materials	2.1%
Composition including fixed income credit quality
AAA	4.5%
AA	1.6%
A	4.6%
BBB	7.7%
CCC	0.0%
U.S. Government	10.4%
Federal Agencies	10.1%
Not Rated	0.0%
Non-Fixed Income	60.1%
Money Market Funds	1.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000116934 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Fund
Class Name	Class R6
Trading Symbol	MSFKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Total Return Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 7,739,128,897
Holdings Count | Holding	986
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	7,739,128,897	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	986
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	60.1%
Fixed Income	38.9%
Money Market Funds	1.0%
Equity sectors
Financials	16.0%
Health Care	10.7%
Industrials	7.9%
Consumer Staples	5.1%
Energy	4.4%
Information Technology	4.1%
Communication Services	4.1%
Utilities	3.3%
Consumer Discretionary	2.4%
Materials	2.1%
Composition including fixed income credit quality
AAA	4.5%
AA	1.6%
A	4.6%
BBB	7.7%
CCC	0.0%
U.S. Government	10.4%
Federal Agencies	10.1%
Not Rated	0.0%
Non-Fixed Income	60.1%
Money Market Funds	1.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.